T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.5%
COMMUNICATION SERVICES 4.4%

Diversified Telecommunication Services 0.5%
Cincinnati Bell (1)(2)	16,300	83
Cogent Communications Holdings	9,500	523
Consolidated Communications Holdings (2)	40,725	194
GCI Liberty, Class A (1)(2)	23,762	1,475
IDT, Class B (1)	10,442	110
Iridium Communications (1)	14,918	317
ORBCOMM (1)	22,600	108
Vonage Holdings (1)	40,400	457
Zayo Group Holdings (1)	30,100	1,020
		4,287
Entertainment 0.8%
Cinemark Holdings	17,900	692
Glu Mobile (1)	67,900	339
Liberty Media - Liberty Formula One, Class A (1)(2)	7,400	293
Liberty Media - Liberty Formula One, Class C (1)	39,100	1,626
Lions Gate Entertainment, Class A	9,249	86
Lions Gate Entertainment, Class B	15,849	139
Live Nation Entertainment (1)	23,800	1,579
Madison Square Garden, Class A (1)	3,321	875
World Wrestling Entertainment, Class A (2)	10,800	768
Zynga, Class A (1)	137,537	800
		7,197
Interactive Media & Services 0.8%
Cars. com (1)	10,300	93
IAC/InterActiveCorp (1)	13,030	2,840
Match Group (2)	12,000	857
Meet Group (1)	8,600	28
Pinterest, Class A (1)	5,000	132
Snap, Class A (1)(2)	96,342	1,522
TrueCar (1)	18,100	62
Yelp (1)(2)	18,000	626

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zedge, Class B (1)	4,980	8
Zillow Group, Class A (1)(2)	10,741	317
Zillow Group, Class C (1)(2)	24,582	733
		7,218
Media 2.0%
Altice USA, Class A (1)	45,900	1,316
AMC Networks, Class A (1)(2)	9,000	443
Cable One	990	1,242
Clear Channel Outdoor Holdings (1)	117,000	295
EW Scripps, Class A	21,245	282
John Wiley & Sons, Class A	6,870	302
Liberty Broadband, Class A (1)	6,675	698
Liberty Broadband, Class C (1)	28,750	3,009
Liberty Global, Class A (1)	27,234	674
Liberty Global, Class C (1)	74,034	1,761
Liberty Latin America, Class A (1)	18,329	313
Liberty Latin America, Class C (1)	31,015	530
Liberty Media - Liberty SiriusXM, Class A (1)	11,000	457
Liberty Media - Liberty SiriusXM, Class C (1)	25,400	1,066
Media General, CVR (1)(3)	21,600	2
Meredith (2)	4,600	169
MSG Networks, Class A (1)	15,664	254
New Media Investment Group (2)	28,800	254
New York Times, Class A (2)	17,200	490
Nexstar Media Group, Class A	8,497	869
Salem Media	20,450	31
Scholastic	11,420	431
Sinclair Broadcast Group, Class A	18,810	804
Sirius XM Holdings (2)	292,087	1,827
TEGNA (2)	8,010	124
Tribune Publishing	12,900	111
		17,754
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications	14,500	461
Sprint (1)(2)	136,000	839
Telephone & Data Systems	22,685	585
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

United States Cellular (1)	4,393	165
		2,050
Total Communication Services		38,506
CONSUMER DISCRETIONARY 11.2%

Auto Components 1.0%
Adient	27,900	641
Autoliv (2)	14,400	1,136
Cooper Tire & Rubber	3,300	86
Cooper-Standard Holdings (1)	2,700	110
Dana	22,600	326
Delphi Technologies	8,200	110
Dorman Products (1)	4,900	390
Fox Factory Holding (1)	7,500	467
Gentex	48,720	1,341
Gentherm (1)	10,200	419
Goodyear Tire & Rubber	18,298	264
Horizon Global (1)	46,100	176
LCI Industries	5,000	459
Lear	10,200	1,202
Motorcar Parts of America (1)(2)	9,700	164
Standard Motor Products	7,250	352
Stoneridge (1)	14,100	437
Tenneco, Class A	9,250	116
Veoneer (1)(2)	16,400	246
Visteon (1)(2)	6,200	512
		8,954
Automobiles 0.8%
Tesla (1)	25,408	6,120
Thor Industries	13,100	742
Winnebago Industries (2)	7,420	285
		7,147
Distributors 0.2%
Core-Mark Holding	12,990	417
Pool	7,277	1,468
		1,885

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diversified Consumer Services 1.0%
Adtalem Global Education (1)	8,100	309
American Public Education (1)	9,200	206
Bright Horizons Family Solutions (1)	9,100	1,388
Carriage Services	7,200	147
Chegg (1)(2)	13,000	389
Graham Holdings, Class B	890	590
Grand Canyon Education (1)	10,400	1,021
Regis (1)	7,000	142
Service Corporation International	34,331	1,641
ServiceMaster Global Holdings (1)	24,100	1,347
Sotheby's (1)(2)	7,813	445
Strategic Education	5,425	737
WW International (1)	14,300	541
		8,903
Hotels, Restaurants & Leisure 3.0%
Aramark	40,700	1,774
BJ's Restaurants	3,533	137
Bloomin Brands	3,700	70
Boyd Gaming	15,700	376
Brinker International (2)	9,779	417
Caesars Entertainment (1)	92,800	1,082
Canterbury Park Holding	24,781	303
Cheesecake Factory (2)	7,540	314
Choice Hotels International	6,700	596
Churchill Downs	8,100	1,000
Cracker Barrel Old Country Store (2)	4,400	716
Dave & Busters Entertainment (2)	10,100	393
Denny's (1)	23,700	539
Dine Brands Global (2)	5,400	410
Domino's Pizza	8,164	1,997
Dunkin' Brands Group	15,300	1,214
Eldorado Resorts (1)(2)	13,600	542
Everi Holdings (1)	36,700	310
Extended Stay America	36,900	540
Fiesta Restaurant Group (1)	15,100	157
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Habit Restaurants, Class A (1)	41,400	362
Hilton Grand Vacations (1)	12,010	384
Hyatt Hotels, Class A	7,800	575
Jack in the Box	8,900	811
Las Vegas Sands	58,600	3,385
Marriott Vacations Worldwide	4,079	423
Papa John's International (2)	4,940	259
Penn National Gaming (1)(2)	23,004	428
Planet Fitness, Class A (1)	7,909	458
Red Robin Gourmet Burgers (1)	4,450	148
Red Rock Resorts, Class A	24,900	506
Scientific Games (1)(2)	16,830	342
Shake Shack, Class A (1)	1,700	167
Six Flags Entertainment	14,600	742
Texas Roadhouse	9,600	504
Vail Resorts	8,400	1,911
Wendy's	35,040	700
Wingstop	5,200	454
Wyndham Destinations	8,800	405
Wyndham Hotels & Resorts	9,800	507
		26,358
Household Durables 1.0%
Cavco Industries (1)	1,100	211
GoPro, Class A (1)(2)	45,000	233
Helen of Troy (1)(2)	5,100	804
Hovnanian Enterprises, Class A (1)(2)	7,484	144
iRobot (1)(2)	6,400	395
KB Home	12,300	418
La-Z-Boy	11,350	381
M/I Homes (1)(2)	10,070	379
MDC Holdings (2)	5,243	226
Meritage Homes (1)	7,300	514
Roku (1)(2)	13,914	1,416
Taylor Morrison Home (1)	15,800	410
Tempur Sealy International (1)	8,650	668
Toll Brothers	17,120	703

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
TopBuild (1)	6,100	588
TRI Pointe Group (1)	49,900	751
Tupperware Brands	10,420	165
Universal Electronics (1)	7,400	377
		8,783
Internet & Direct Marketing Retail 0.7%
1-800-Flowers. com, Class A (1)	22,468	332
Etsy (1)(2)	22,400	1,266
Groupon (1)	107,900	287
GrubHub (1)(2)	20,600	1,158
Quotient Technology (1)	12,590	98
Qurate Retail, Series A (1)	79,450	820
Stamps. com (1)	2,600	194
Uber Technologies (1)(2)	32,200	981
Wayfair, Class A (1)(2)	12,500	1,401
		6,537
Leisure Products 0.3%
Brunswick	16,200	844
Malibu Boats, Class A (1)	5,000	154
Marine Products	8,600	122
Mattel (1)(2)	47,839	545
Polaris Industries	6,740	593
		2,258
Multiline Retail 0.2%
Big Lots	7,200	176
Dillard's, Class A (2)	6,700	443
Ollie's Bargain Outlet Holdings (1)(2)	14,700	862
		1,481
Specialty Retail 2.1%
Aaron's	13,935	895
Abercrombie & Fitch, Class A	18,800	293
American Eagle Outfitters	48,780	791
Asbury Automotive Group (1)	3,340	342
AutoNation (1)	5,400	274
Bed Bath & Beyond (2)	26,500	282

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Burlington Stores (1)	14,400	2,877
Caleres	3,830	90
Carvana (1)(2)	2,884	190
Cato, Class A	21,900	386
Chico's FAS	36,600	147
Children's Place (2)	4,150	319
Conn's (1)(2)	7,500	186
Designer Brands (2)	8,600	147
Dick's Sporting Goods (2)	8,800	359
Express (1)(2)	166,000	571
Five Below (1)	12,900	1,627
Floor & Decor Holdings, Class A (1)(2)	11,000	563
Foot Locker	8,603	371
GameStop, Class A (2)	10,600	59
Genesco (1)	5,300	212
Group 1 Automotive	4,200	388
Guess? (2)	11,620	215
Kirkland's (1)(2)	35,500	55
Lithia Motors, Class A (2)	3,500	463
Michaels (1)(2)	36,900	361
Monro	6,500	514
Murphy USA (1)	5,200	444
National Vision Holdings (1)	11,922	287
Office Depot (2)	143,575	252
Penske Automotive Group (2)	4,016	190
Rent-A-Center	10,750	277
RH (1)(2)	6,300	1,076
Sally Beauty Holdings (1)(2)	17,100	255
Signet Jewelers (2)	10,320	173
Sleep Number (1)	10,600	438
Sonic Automotive, Class A	5,120	161
Sportsman's Warehouse Holdings (1)(2)	45,900	238
Tailored Brands (2)	13,350	59
Urban Outfitters (1)(2)	14,100	396
Williams-Sonoma (2)	16,000	1,088
		18,311

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 0.9%
Carter's	7,200	657
Charles & Colvard (1)	2,868	5
Columbia Sportswear	4,462	432
Crocs (1)	18,200	505
Deckers Outdoor (1)	2,600	383
Lululemon Athletica (1)	20,600	3,966
Movado Group	6,800	169
Oxford Industries	3,800	273
Skechers USA, Class A (1)	26,300	982
Steven Madden	15,650	560
Wolverine World Wide	9,300	263
		8,195
Total Consumer Discretionary		98,812
CONSUMER STAPLES 2.6%

Beverages 0.4%
Boston Beer, Class A (1)	1,500	546
Coca-Cola Consolidated	1,300	395
Craft Brew Alliance (1)	10,300	84
Keurig Dr Pepper (2)	44,400	1,213
National Beverage (2)	2,448	109
Primo Water (1)(2)	31,400	386
Willamette Valley Vineyards (1)	10,850	75
		2,808
Food & Staples Retailing 0.5%
Andersons	9,350	210
BJ's Wholesale Club Holdings (1)(2)	11,500	297
Casey's General Stores	6,800	1,096
Chef's Warehouse (1)	8,400	339
Performance Food Group (1)	15,020	691
PriceSmart	3,350	238
SpartanNash	3,700	44
Sprouts Farmers Market (1)	19,900	385
United Natural Foods (1)(2)	3,300	38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

US Foods Holding (1)	29,500	1,212
		4,550
Food Products 1.1%
Alico	1,888	64
B&G Foods (2)	19,700	373
Bunge	28,602	1,619
Cal-Maine Foods	4,700	188
Darling Ingredients (1)	31,600	605
Farmer Bros. (1)	7,000	91
Flowers Foods	24,183	559
Fresh Del Monte Produce	6,500	222
Hain Celestial Group (1)(2)	11,000	236
Hostess Brands (1)	21,900	306
Ingredion	10,700	875
J&J Snack Foods	2,240	430
John B. Sanfilippo & Son	3,300	319
Lancaster Colony	5,965	827
Pilgrim's Pride (1)	10,300	330
Post Holdings (1)	11,585	1,226
Sanderson Farms	4,040	611
TreeHouse Foods (1)	17,143	951
		9,832
Household Products 0.2%
Central Garden & Pet, Class A (1)	13,800	383
Energizer Holdings (2)	13,550	590
Spectrum Brands Holdings	4,609	243
WD-40 (2)	2,800	514
		1,730
Personal Products 0.3%
Edgewell Personal Care (1)	10,250	333
Herbalife Nutrition (1)(2)	22,000	833
Inter Parfums	9,100	637
Lifevantage (1)	4,500	61
Medifast (2)	5,300	549

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Nu Skin Enterprises, Class A	7,800	332
		2,745
Tobacco 0.1%
22nd Century Group (1)(2)	140,400	317
Universal	4,640	255
Vector Group (2)	23,284	277
		849
Total Consumer Staples		22,514
ENERGY 2.4%

Energy Equipment & Services 0.6%
Apergy (1)(2)	15,300	414
Archrock	10,367	103
C&J Energy Services (1)	19,100	205
Core Laboratories (2)	5,280	246
Dawson Geophysical (1)	369	1
Diamond Offshore Drilling (1)(2)	27,028	150
DMC Global (2)	9,000	396
Dril-Quip (1)	8,200	411
Exterran (1)	14,083	184
KLX Energy Services Holdings (1)	8,080	70
Mammoth Energy Services (2)	18,000	45
Matrix Service (1)	14,700	252
Nabors Industries	108,400	203
Oceaneering International (1)	27,000	366
Oil States International (1)	13,630	181
Patterson-UTI Energy	53,737	459
SEACOR Holdings (1)	2,650	125
SEACOR Marine Holdings (1)	5,487	69
Solaris Oilfield Infrastructure, Class A (2)	28,300	380
TETRA Technologies (1)	63,800	128
Transocean (1)(2)	88,000	393
U. S. Silica Holdings (2)	39,300	376
Valaris, Class A (2)	53,535	258
		5,415

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Oil, Gas & Consumable Fuels 1.8%
Abraxas Petroleum (1)	77,800	40
Adams Resources & Energy	2,500	78
Antero Resources (1)(2)	16,300	49
Approach Resources (1)(2)	28,400	4
Arch Coal, Class A (2)	3,900	289
Bonanza Creek Energy (1)	2,300	52
California Resources (1)(2)	10,300	105
Callon Petroleum (1)(2)	80,750	350
Carrizo Oil & Gas (1)(2)	22,600	194
Centennial Resource Development, Class A (1)	48,900	221
Cheniere Energy (1)	36,600	2,308
Chesapeake Energy (1)(2)	155,197	219
CNX Resources (1)(2)	45,800	333
CONSOL Energy (1)(2)	7,800	122
Continental Resources (1)	20,600	634
CVR Energy	9,400	414
Delek US Holdings	5,743	209
EQT	41,400	441
Equitrans Midstream (2)	41,600	605
Extraction Oil & Gas (1)(2)	73,600	216
Gulfport Energy (1)	43,300	117
HighPoint Resources (1)	3,432	5
Kosmos Energy	70,604	441
Matador Resources (1)(2)	24,200	400
Murphy Oil (2)	36,800	814
Northern Oil & Gas (1)(2)	85,700	168
Oasis Petroleum (1)	13,100	45
Parsley Energy, Class A	51,800	870
PBF Energy, Class A	10,600	288
PDC Energy (1)	10,200	283
Peabody Energy (2)	13,600	200
QEP Resources	53,800	199
Range Resources (2)	30,300	116
Renewable Energy Group (1)(2)	18,800	282
REX American Resources (1)	2,050	157

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SemGroup, Class A	27,900	456
SM Energy	31,400	304
Southwestern Energy (1)(2)	26,100	50
SRC Energy (1)	67,900	316
Targa Resources	46,300	1,860
Unit (1)	20,500	69
Uranium Energy (1)(2)	65,500	64
W&T Offshore (1)	43,200	189
Whiting Petroleum (1)(2)	9,325	75
World Fuel Services	12,200	487
WPX Energy (1)	90,500	958
		16,096
Total Energy		21,511
FINANCIALS 16.8%

Banks 5.9%
1st Source	7,052	322
Ameris Bancorp	9,100	366
Arrow Financial	7,005	234
Associated Banc-Corp	30,627	620
Atlantic Capital Bancshares (1)	2,379	41
Atlantic Union Bankshares	10,729	400
Banc of California	36,900	522
BancFirst	9,800	543
Bancorp (1)	11,200	111
BancorpSouth Bank	14,575	432
Bank of Hawaii (2)	6,266	538
Bank OZK (2)	14,200	387
BankUnited	25,300	851
Banner	9,373	526
Bar Harbor Bankshares	4,021	100
BOK Financial	6,560	519
Boston Private Financial Holdings	27,599	322
Brookline Bancorp	24,129	355
Cadence BanCorp	26,818	470
Camden National	4,800	208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cathay General Bancorp	13,056	453
CenterState Bank	18,810	451
Century Bancorp, Class A	4,050	355
CIT Group	7,700	349
Citizens & Northern	2,222	58
City Holding	8,250	629
Columbia Banking System	13,850	511
Commerce Bancshares (2)	18,727	1,136
Community Bank System	8,828	545
Community Trust Bancorp	8,672	369
ConnectOne Bancorp	17,083	379
Cullen/Frost Bankers (2)	9,950	881
CVB Financial	13,106	274
Eagle Bancorp	11,500	513
East West Bancorp	34,800	1,541
First Bancorp North Carolina	10,375	372
First BanCorp Puerto Rico	27,200	271
First Busey	14,991	379
First Citizens BancShares, Class A	1,470	693
First Commonwealth Financial	33,700	448
First Community Bankshares	11,200	363
First Financial	5,350	233
First Financial Bancorp	20,572	503
First Financial Bankshares (2)	20,376	679
First Hawaiian	6,500	174
First Horizon National	42,500	688
First Merchants	11,813	445
First Midwest Bancorp	17,893	349
First United	4,211	93
Flushing Financial	9,825	199
FNB	57,567	664
Fulton Financial (2)	19,102	309
German American Bancorp	6,733	216
Glacier Bancorp	15,812	640
Great Western Bancorp	11,600	383
Hancock Whitney	13,835	530

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hilltop Holdings	22,798	545
Home BancShares (2)	29,476	554
Hope Bancorp	30,600	439
IBERIABANK	6,655	503
Independent Bank	10,050	750
Independent Bank Group	3,000	158
International Bancshares	10,302	398
Investors Bancorp	50,135	570
Macatawa Bank	22,400	233
National Bank Holdings, Class A	16,500	564
NBT Bancorp	11,780	431
Northrim BanCorp	7,125	283
OFG Bancorp	4,200	92
Old Line Bancshares	4,000	116
Old National Bancorp	26,430	455
Pacific Premier Bancorp	15,500	483
PacWest Bancorp (2)	12,012	437
Park National	4,340	411
Peapack Gladstone Financial	10,157	285
Peoples Bancorp	3,550	113
Pinnacle Financial Partners	12,649	718
Popular	22,530	1,218
Preferred Bank	8,695	455
Premier Financial Bancorp	10,262	176
Prosperity Bancshares (2)	7,660	541
Renasant	8,352	292
S&T Bancorp	12,800	468
Sandy Spring Bancorp (2)	12,930	436
Seacoast Banking (1)	21,539	545
Signature Bank	11,600	1,383
Simmons First National, Class A	9,210	229
South State	8,204	618
Southside Bancshares	15,890	542
Sterling Bancorp	39,495	792
Stock Yards Bancorp	8,981	329
Synovus Financial	24,932	892

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TCF Financial	32,945	1,254
Texas Capital Bancshares (1)	9,000	492
Tompkins Financial	6,517	529
Towne Bank	15,678	436
TriCo Bancshares	4,000	145
Trustmark (2)	13,500	460
UMB Financial (2)	7,712	498
Umpqua Holdings	41,864	689
United Bankshares	12,800	485
United Community Banks	18,596	527
Univest Financial	11,500	293
Valley National Bancorp (2)	26,700	290
Webster Financial	18,410	863
WesBanco	16,405	613
West Bancorporation	13,000	283
Westamerica Bancorporation	4,846	301
Western Alliance Bancorp	25,800	1,189
Wintrust Financial	7,050	456
		52,199
Capital Markets 2.7%
Ashford (1)	1,249	30
BGC Partners, Class A	77,700	427
Blackstone Group, Class A (2)	102,500	5,006
Blucora (1)	13,100	283
Cohen & Steers	7,700	423
Cowen, Class A (1)(2)	18,924	291
Donnelley Financial Solutions (1)	15,275	188
Eaton Vance	18,966	852
Evercore, Class A	7,500	601
FactSet Research Systems	6,500	1,579
Federated Investors, Class B	6,400	207
GAMCO Investors, Class A	900	18
Interactive Brokers Group, Class A	18,800	1,011
INTL. FCStone (1)	7,181	295
Janus Henderson Group	23,728	533
KKR, Class A	89,500	2,403

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lazard, Class A	24,300	851
Legg Mason	7,300	279
LPL Financial Holdings	14,600	1,196
Moelis, Class A	8,000	263
Morningstar	5,700	833
Piper Jaffray	5,950	449
SEI Investments	19,556	1,159
Stifel Financial	13,086	751
TD Ameritrade Holding	54,268	2,534
U. S. Global Investors, Class A (2)	56,500	113
Virtus Investment Partners	4,734	523
Waddell & Reed Financial, Class A (2)	21,740	374
		23,472
Consumer Finance 1.0%
Ally Financial	87,200	2,892
Asta Funding (1)	4,330	30
Atlanticus Holdings (1)	4,045	34
Credit Acceptance (1)	1,400	646
Encore Capital Group (1)(2)	8,200	273
EZCORP, Class A (1)(2)	26,100	168
FirstCash	9,438	865
Green Dot, Class A (1)	7,100	179
LendingClub (1)	37,980	497
Navient	26,700	342
Nelnet, Class A	3,922	249
OneMain Holdings	13,800	506
PRA Group (1)	19,550	661
Santander Consumer USA Holdings	17,700	452
SLM	74,700	659
		8,453
Diversified Financial Services 0.4%
AXA Equitable Holdings	51,591	1,143
Jefferies Financial Group	44,347	816
Newstar Financial, CVR (1)(3)	6,000	4
On Deck Capital (1)	36,300	122

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Voya Financial	34,100	1,857
		3,942
Insurance 4.2%
Alleghany (1)	2,618	2,088
American Equity Investment Life Holding	14,600	353
American Financial Group	10,610	1,144
Arch Capital Group (1)	59,700	2,506
Argo Group International Holdings	11,287	793
Assured Guaranty	17,500	778
Athene Holding, Class A (1)	15,400	648
Axis Capital Holdings	18,800	1,254
Brighthouse Financial (1)	15,300	619
Brown & Brown	26,000	938
Citizens (1)	15,133	104
CNA Financial	8,500	419
CNO Financial Group	26,900	426
eHealth (1)	6,300	421
Enstar Group (1)	1,400	266
FBL Financial Group, Class A	3,542	211
Fidelity National Financial	55,193	2,451
First American Financial	24,630	1,453
Genworth Financial, Class A (1)	77,900	343
Hanover Insurance Group	8,320	1,128
Health Insurance Innovations, Class A (1)(2)	7,200	179
Horace Mann Educators	9,210	427
James River Group Holdings	10,700	548
Kemper	13,450	1,048
Markel (1)	2,674	3,160
MBIA (1)	26,100	241
Mercury General	11,000	615
National General Holdings	15,600	359
National Western Life Group, Class A	1,110	298
Old Republic International	46,593	1,098
Primerica	7,500	954
ProAssurance	14,740	594
Reinsurance Group of America	12,420	1,986

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RenaissanceRe Holdings	8,595	1,663
RLI (2)	1,000	93
Safety Insurance Group	5,615	569
Selective Insurance Group	10,200	767
State Auto Financial	10,770	349
Stewart Information Services	8,280	321
Third Point Reinsurance (1)	24,750	247
United Fire Group	12,400	582
Universal Insurance Holdings	11,400	342
White Mountains Insurance Group	857	926
WR Berkley	17,358	1,254
		36,963
Mortgage Real Estate Investment Trusts 1.4%
AG Mortgage Investment Trust, REIT	24,500	371
AGNC Investment, REIT	117,074	1,884
Annaly Capital Management, REIT	239,020	2,103
Anworth Mortgage Asset, REIT	103,400	341
Apollo Commercial Real Estate Finance, REIT	17,543	336
Ares Commercial Real Estate, REIT (2)	24,200	368
ARMOUR Residential, REIT (2)	425	7
Blackstone Mortgage Trust, Class A, REIT (2)	23,700	850
Cherry Hill Mortgage Investment, REIT (2)	19,400	254
Chimera Investment, REIT (2)	48,420	947
Dynex Capital, REIT (2)	21,899	324
Granite Point Mortgage Trust, REIT	15,292	286
MFA Financial, REIT	45,600	336
New Residential Investment, REIT	77,350	1,213
Ready Capital, REIT	15,000	239
Redwood Trust, REIT	35,200	578
Starwood Property Trust, REIT	53,000	1,284
Two Harbors Investment, REIT	30,572	401
Western Asset Mortgage Capital, REIT	38,422	371
		12,493
Thrifts & Mortgage Finance 1.2%
Axos Financial (1)	19,400	536
Capitol Federal Financial	28,244	389
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Essent Group	21,400	1,020
Federal Agricultural Mortgage, Class C	1,700	139
HomeStreet (1)	14,600	399
Kearny Financial	31,484	411
LendingTree (1)(2)	1,325	411
Meridian Bancorp	30,065	564
MGIC Investment	52,100	655
Mr Cooper Group (1)	185	2
New York Community Bancorp (2)	87,437	1,097
Northwest Bancshares	20,579	337
OceanFirst Financial	18,114	428
Ocwen Financial (1)	101,930	192
PennyMac Financial Services (1)	4,665	142
Provident Financial Services	10,118	248
Radian Group	37,758	862
TFS Financial (2)	14,100	254
TrustCo Bank	23,750	194
Walker & Dunlop	7,900	442
Washington Federal	17,968	665
Western New England Bancorp	13,100	125
WSFS Financial	18,739	826
		10,338
Total Financials		147,860
HEALTH CARE 12.2%

Biotechnology 4.4%
ACADIA Pharmaceuticals (1)	28,600	1,029
Acceleron Pharma (1)	10,900	431
Acorda Therapeutics (1)(2)	5,100	15
Adamas Pharmaceuticals (1)(2)	58,400	299
Agenus (1)(2)	61,800	159
Agios Pharmaceuticals (1)(2)	12,000	389
Aimmune Therapeutics (1)(2)	19,800	415
Akebia Therapeutics (1)(2)	18,212	71
Alkermes (1)	32,000	624
Alnylam Pharmaceuticals (1)	21,400	1,721

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Amicus Therapeutics (1)	12,400	99
AquaBounty Technologies (1)	2,617	7
Arena Pharmaceuticals (1)(2)	6,900	316
Arrowhead Pharmaceuticals (1)(2)	17,000	479
Biohaven Pharmaceutical Holding (1)	12,829	535
BioMarin Pharmaceutical (1)	35,990	2,426
Bluebird Bio (1)(2)	7,400	679
Blueprint Medicines (1)	12,600	926
CASI Pharmaceuticals (1)(2)	24,500	82
Celsion (1)(2)	60,200	93
Clovis Oncology (1)(2)	7,300	29
Coherus Biosciences (1)(2)	34,700	703
Corbus Pharmaceuticals Holdings (1)(2)	46,800	228
Cyclerion Therapeutics (1)	2,680	32
Dynavax Technologies (1)(2)	85,500	306
Emergent BioSolutions (1)	9,100	476
Esperion Therapeutics (1)(2)	11,800	433
Exelixis (1)	58,490	1,034
FibroGen (1)	20,500	758
Flexion Therapeutics (1)(2)	6,100	84
Genomic Health (1)	8,800	597
Global Blood Therapeutics (1)(2)	16,900	820
Guardant Health (1)	4,000	255
Halozyme Therapeutics (1)	28,900	448
Heron Therapeutics (1)(2)	29,200	540
Idera Pharmaceuticals (1)(2)	10,200	29
ImmunoGen (1)	79,400	192
Immunomedics (1)(2)	45,500	603
Insmed (1)(2)	34,421	607
Intercept Pharmaceuticals (1)(2)	1,600	106
Ionis Pharmaceuticals (1)(2)	27,180	1,628
Iovance Biotherapeutics (1)	9,188	167
Ironwood Pharmaceuticals (1)(2)	35,000	300
Lexicon Pharmaceuticals (1)(2)	11,342	34
Ligand Pharmaceuticals (1)(2)	5,786	576
Madrigal Pharmaceuticals (1)(2)	3,500	302

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Medicines (1)(2)	16,590	829
Mirati Therapeutics (1)(2)	3,827	298
Moderna (1)	15,000	239
Momenta Pharmaceuticals (1)	41,900	543
Myriad Genetics (1)	9,680	277
Natera (1)	18,600	610
Neurocrine Biosciences (1)	17,500	1,577
Oncosec Medical (1)	5,660	11
OPKO Health (1)(2)	176,000	368
Portola Pharmaceuticals (1)(2)	15,600	418
Progenics Pharmaceuticals (1)(2)	87,100	440
PTC Therapeutics (1)	15,600	528
Puma Biotechnology (1)(2)	1,300	14
REGENXBIO (1)(2)	12,200	434
Repligen (1)(2)	12,700	974
Rocket Pharmaceuticals (1)(2)	8,899	104
Sage Therapeutics (1)(2)	11,300	1,585
Sangamo Therapeutics (1)(2)	46,200	418
Sarepta Therapeutics (1)(2)	14,616	1,101
Seattle Genetics (1)	21,920	1,872
Sorrento Therapeutics (1)(2)	36,296	78
Spark Therapeutics (1)	6,050	587
Spectrum Pharmaceuticals (1)(2)	48,300	401
Ultragenyx Pharmaceutical (1)(2)	11,700	501
United Therapeutics (1)	9,100	726
Verastem (1)(2)	258,300	313
Xencor (1)(2)	19,200	648
XOMA (1)(2)	21,633	422
		38,398
Health Care Equipment & Supplies 3.4%
AngioDynamics (1)	20,000	368
Avanos Medical (1)	10,042	376
Cantel Medical (2)	7,100	531
Cardiovascular Systems (1)	13,200	627
CONMED	6,050	582
CryoLife (1)	11,450	311

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

DexCom (1)	18,200	2,716
Exact Sciences (1)(2)	26,623	2,406
GenMark Diagnostics (1)(2)	42,400	257
Glaukos (1)(2)	6,800	425
Globus Medical, Class A (1)	21,100	1,079
Haemonetics (1)	10,400	1,312
Heska (1)(2)	3,300	234
Hill-Rom Holdings	10,750	1,131
ICU Medical (1)	4,300	686
Inogen (1)	5,900	283
Insulet (1)(2)	11,400	1,880
Integer Holdings (1)	6,150	465
Integra LifeSciences Holdings (1)	10,100	607
Invacare (2)	67,800	508
LeMaitre Vascular	14,700	502
LivaNova (1)	8,000	590
Masimo (1)	6,000	893
Meridian Bioscience	14,875	141
Merit Medical Systems (1)	11,906	363
Mesa Laboratories (2)	1,400	333
Neogen (1)(2)	9,666	658
Nevro (1)(2)	11,300	971
NuVasive (1)	11,300	716
Nuvectra (1)	35,483	48
OraSure Technologies (1)	32,975	246
Penumbra (1)(2)	8,800	1,184
Pulse Biosciences (1)(2)	13,000	201
Quidel (1)	7,800	479
Rockwell Medical (1)(2)	4,000	11
RTI Surgical (1)	33,300	95
SeaSpine Holdings (1)	397	5
STERIS	13,891	2,007
Surmodics (1)	8,050	368
Tactile Systems Technology (1)(2)	11,100	470
Tandem Diabetes Care (1)	9,900	584
TransEnterix (1)(2)	141,300	88

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

West Pharmaceutical Services	13,148	1,865
Wright Medical Group (1)	19,525	403
		30,005
Health Care Providers & Services 1.4%
Acadia Healthcare (1)(2)	17,400	541
Amedisys (1)	6,900	904
AMN Healthcare Services (1)	13,005	749
BioTelemetry (1)(2)	2,600	106
Brookdale Senior Living (1)	39,000	296
Capital Senior Living (1)	16,500	72
Chemed	2,600	1,086
CorVel (1)	5,750	435
Covetrus (1)(2)	17,401	207
Cross Country Healthcare (1)	18,000	185
Digirad (1)	3,960	18
Diplomat Pharmacy (1)	12,100	59
Encompass Health	15,700	993
Ensign Group	17,100	811
HealthEquity (1)	11,800	674
LHC Group (1)	4,800	545
Magellan Health (1)	5,900	366
MEDNAX (1)	17,900	405
Molina Healthcare (1)	13,450	1,476
Patterson (2)	19,819	353
Premier, Class A (1)	10,100	292
Providence Service (1)	6,000	357
Quorum Health (1)(2)	22,800	28
RadNet (1)	7,600	109
Select Medical Holdings (1)	18,500	306
Tenet Healthcare (1)	17,400	385
Tivity Health (1)(2)	14,348	239
		11,997
Health Care Technology 1.0%
Allscripts Healthcare Solutions (1)	9,400	103
Evolent Health, Class A (1)(2)	17,100	123
HealthStream (1)	12,400	321
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

HMS Holdings (1)	22,400	772
Inovalon Holdings, Class A (1)(2)	29,400	482
Medidata Solutions (1)	12,200	1,116
MTBC (1)	30,900	117
NextGen Healthcare (1)	20,600	323
Omnicell (1)	11,220	811
Teladoc Health (1)(2)	16,000	1,083
Veeva Systems, Class A (1)	22,900	3,497
		8,748
Life Sciences Tools & Services 0.9%
Avantor (1)	27,081	398
Bio-Rad Laboratories, Class A (1)	3,000	998
Bio-Techne	5,900	1,155
Bruker	28,550	1,254
Cambrex (1)	10,310	613
Charles River Laboratories International (1)	6,000	794
Harvard Bioscience (1)	4,800	15
Luminex	17,000	351
Medpace Holdings (1)	2,100	177
NeoGenomics (1)	10,000	191
PRA Health Sciences (1)	15,100	1,498
Syneos Health (1)	11,700	623
		8,067
Pharmaceuticals 1.1%
Aclaris Therapeutics (1)(2)	29,200	32
Aerie Pharmaceuticals (1)(2)	13,500	259
Akorn (1)	116,100	441
Amneal Pharmaceuticals (1)	13,100	38
Cara Therapeutics (1)(2)	11,100	203
Catalent (1)	24,400	1,163
Collegium Pharmaceutical (1)	31,600	363
Durect (1)	81,600	150
Elanco Animal Health (1)	77,984	2,074
Endo International (1)	56,200	180
Horizon Pharma (1)	18,400	501
Innoviva (1)(2)	14,500	153
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Intra-Cellular Therapies (1)(2)	18,200	136
Jazz Pharmaceuticals (1)	10,700	1,371
Mallinckrodt (1)(2)	18,500	45
MyoKardia (1)(2)	14,100	735
NuPathe, CVR, Rights, 1/2/24 (1)(2)(3)	81,200	—
Omeros (1)(2)	17,000	278
Otonomy (1)	18,700	45
Pacira BioSciences (1)	7,300	278
Prestige Consumer Healthcare (1)	8,600	298
Revance Therapeutics (1)(2)	13,400	174
Supernus Pharmaceuticals (1)	15,400	423
Teligent (1)(2)	35,300	33
Tetraphase Pharmaceuticals (1)	8,180	43
Theravance Biopharma (1)(2)	14,200	277
WaVe Life Sciences (1)(2)	8,800	181
Zynerba Pharmaceuticals (1)(2)	9,500	72
		9,946
Total Health Care		107,161
INDUSTRIALS & BUSINESS SERVICES 13.2%
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings (1)(2)	12,510	632
AeroVironment (1)	6,300	337
Axon Enterprise (1)(2)	14,760	838
BWX Technologies (2)	22,775	1,303
Cubic	5,100	359
Curtiss-Wright	8,000	1,035
Ducommun (1)	5,800	246
HEICO	10,271	1,283
HEICO, Class A	10,225	995
Hexcel	12,500	1,027
Mercury Systems (1)	8,000	649
Moog, Class A	5,630	457
National Presto Industries (2)	1,700	151
Park Aerospace	13,400	235
Spirit AeroSystems Holdings, Class A	17,400	1,431

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Teledyne Technologies (1)	7,500	2,415
Triumph Group (2)	15,100	346
Vectrus (1)	4,744	193
		13,932
Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings (1)	7,500	189
Hub Group, Class A (1)	6,400	298
XPO Logistics (1)(2)	20,300	1,453
		1,940
Airlines 0.3%
Allegiant Travel	2,900	434
Hawaiian Holdings (2)	15,600	410
JetBlue Airways (1)	53,200	891
SkyWest	2,530	145
Spirit Airlines (1)(2)	11,800	428
		2,308
Building Products 1.0%
AAON	7,990	367
Apogee Enterprises	7,700	300
Armstrong Flooring (1)	22,849	146
Armstrong Worldwide Industries	9,000	870
Builders FirstSource (1)	24,900	512
Cornerstone Building Brands (1)	17,600	107
Griffon	11,900	250
Lennox International	5,890	1,431
Masonite International (1)	5,300	307
Owens Corning	23,100	1,460
PGT Innovations (1)	22,700	392
Quanex Building Products	25,340	458
Resideo Technologies (1)	23,344	335
Simpson Manufacturing	7,600	527
Trex (1)	12,600	1,146
Universal Forest Products	9,870	394
		9,002

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Commercial Services & Supplies 1.5%
ABM Industries	9,350	340
ACCO Brands	5,000	49
Advanced Disposal Services (1)	4,500	147
Brady, Class A	9,700	515
Brink's	9,549	792
Casella Waste Systems, Class A (1)	11,275	484
Clean Harbors (1)	9,600	741
Covanta Holding	23,604	408
Deluxe	5,628	277
Ecology & Environment, Class A	205	3
Ennis	11,357	229
frontdoor (1)	12,050	585
Healthcare Services Group (2)	15,250	370
Herman Miller	9,950	459
HNI	4,280	152
IAA (1)	20,700	864
Interface	11,500	166
KAR Auction Services (2)	20,700	508
Kimball International, Class B	8,690	168
Knoll	9,700	246
Matthews International, Class A	9,000	318
Mobile Mini	15,400	568
MSA Safety	6,200	676
Pitney Bowes	48,100	220
Steelcase, Class A	12,059	222
Stericycle (1)(2)	14,300	728
Team (1)(2)	25,847	467
Tetra Tech	9,850	855
UniFirst	2,200	429
US Ecology	4,700	300
Viad	8,677	583
		12,869
Construction & Engineering 0.7%
AECOM (1)	31,022	1,165
Aegion (1)	7,350	157
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Arcosa	6,752	231
Comfort Systems USA	9,406	416
Dycom Industries (1)	7,763	396
EMCOR Group	9,860	849
Fluor	27,109	519
Granite Construction (2)	12,546	403
MasTec (1)	11,850	770
MYR Group (1)	9,300	291
Primoris Services	13,800	271
Sterling Construction (1)	14,800	195
Tutor Perini (1)(2)	22,000	315
Valmont Industries	3,700	512
		6,490
Electrical Equipment 0.8%
Acuity Brands	5,700	768
AZZ	8,400	366
Energous (1)(2)	93,900	311
EnerSys	9,400	620
Generac Holdings (1)	10,300	807
Hubbell	8,333	1,095
LSI Industries	10,325	54
nVent Electric	35,200	776
Plug Power (1)(2)	76,900	202
Regal Beloit	7,400	539
Sensata Technologies Holding (1)	23,400	1,171
Thermon Group Holdings (1)	19,300	444
		7,153
Industrial Conglomerates 0.2%
Carlisle Companies	9,420	1,371
		1,371
Machinery 3.3%
AGCO	12,750	965
Albany International, Class A	7,803	704
Allison Transmission Holdings	20,900	983
Altra Industrial Motion	4,900	136

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Astec Industries	5,700	177
Barnes Group	8,900	459
Chart Industries (1)	11,000	686
Colfax (1)(2)	14,800	430
Crane	8,041	648
Donaldson	14,142	737
Douglas Dynamics	5,600	250
EnPro Industries	5,350	367
ESCO Technologies	9,140	727
Federal Signal	10,600	347
Franklin Electric	5,400	258
Freightcar America (1)	15,700	76
Gardner Denver Holdings (1)	17,200	487
Graco	29,054	1,338
Graham	5,250	104
Greenbrier	7,200	217
Harsco (1)	1,960	37
Helios Technologies	7,900	320
Hillenbrand	14,850	459
Hurco	5,900	190
Hyster-Yale Materials Handling	4,600	252
ITT	14,100	863
John Bean Technologies	6,672	663
Kennametal	11,100	341
Lincoln Electric Holdings	7,180	623
Meritor (1)	16,900	313
Middleby (1)	11,293	1,320
Milacron Holdings (1)	12,100	202
Mueller Industries	12,500	358
Mueller Water Products, Class A	51,643	580
Navistar International (1)	13,200	371
NN (2)	43,300	309
Nordson	7,820	1,144
Oshkosh	12,600	955
Park-Ohio Holdings	3,000	90
Proto Labs (1)	8,000	817

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RBC Bearings (1)	5,500	913
REV Group (2)	26,800	306
Rexnord (1)	18,200	492
Spartan Motors	16,800	230
SPX (1)	12,705	508
SPX FLOW (1)	3,405	134
Tennant	2,500	177
Terex	16,000	416
Timken	11,200	487
Titan International	2,850	8
Toro	19,520	1,431
Trinity Industries	20,258	399
Wabash National	6,300	91
WABCO Holdings (1)	6,000	802
Watts Water Technologies, Class A	5,050	473
Welbilt (1)(2)	25,600	432
Woodward	8,700	938
		28,540
Marine 0.1%
Kirby (1)	6,600	542
Matson	16,450	617
		1,159
Professional Services 1.6%
ASGN (1)	8,950	563
CBIZ (1)	23,350	549
CoStar Group (1)	6,202	3,679
CRA International	5,050	212
Exponent	14,200	993
Forrester Research	4,100	132
FTI Consulting (1)	7,295	773
Heidrick & Struggles International	10,658	291
Insperity	11,000	1,085
Kforce	12,156	460
Korn/Ferry International	11,600	448
ManpowerGroup	9,542	804
Mastech Digital (1)	22,382	134
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Navigant Consulting	13,100	366
TransUnion	34,337	2,785
TriNet Group (1)	11,200	696
TrueBlue (1)	8,700	183
		14,153
Road & Rail 0.9%
AMERCO	1,300	507
ArcBest	4,200	128
Avis Budget Group (1)	9,900	280
Genesee & Wyoming, Class A (1)	7,618	842
Heartland Express	9,623	207
Hertz Global Holdings (1)	8,441	117
Knight-Swift Transportation Holdings (2)	26,092	947
Landstar System	7,400	833
Lyft, Class A (1)(2)	23,000	939
Old Dominion Freight Line	10,227	1,738
Patriot Transportation Holding (1)	1,850	35
Ryder System	10,675	553
Saia (1)	6,100	572
USA Truck (1)	16,300	131
Werner Enterprises	2,853	101
YRC Worldwide (1)(2)	111,988	338
		8,268
Trading Companies & Distributors 0.9%
Air Lease (2)	9,200	385
Aircastle	3,500	79
Applied Industrial Technologies	2,762	157
Beacon Roofing Supply (1)	2,600	87
DXP Enterprises (1)	8,100	281
GATX (2)	6,650	516
GMS (1)	13,085	376
H&E Equipment Services	11,300	326
HD Supply Holdings (1)	37,000	1,449
Herc Holdings (1)	3,855	179
Kaman	5,361	319
Lawson Products (1)	5,000	194
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MRC Global (1)	25,200	306
MSC Industrial Direct, Class A	7,700	558
NOW (1)	9,600	110
SiteOne Landscape Supply (1)(2)	6,900	511
Titan Machinery (1)	12,400	178
Univar (1)(2)	17,700	367
Watsco	5,800	981
WESCO International (1)	5,451	260
Willis Lease Finance (1)	6,500	360
		7,979
Transportation Infrastructure 0.1%
Macquarie Infrastructure	11,400	450
		450
Total Industrials & Business Services		115,614
INFORMATION TECHNOLOGY 17.8%

Communications Equipment 0.7%
ADTRAN	22,573	256
CalAmp (1)	15,000	173
Ciena (1)	17,400	683
CommScope Holding (1)(2)	23,000	270
Comtech Telecommunications	6,460	210
Digi International (1)	9,060	123
EchoStar, Class A (1)	11,344	449
Infinera (1)(2)	54,600	297
InterDigital	8,060	423
KVH Industries (1)	7,400	79
Lumentum Holdings (1)(2)	18,160	973
NETGEAR (1)	7,500	242
NetScout Systems (1)	6,200	143
PC-Tel	1,300	11
Plantronics	8,250	308
Ribbon Communications (1)	15,700	92
Ubiquiti (2)	3,900	461
ViaSat (1)	8,100	610

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Viavi Solutions (1)	48,500	679
		6,482
Electronic Equipment, Instruments & Components 2.5%
Anixter International (1)	2,800	194
Arlo Technologies (1)	37,452	128
Arrow Electronics (1)	12,275	915
Avnet	12,750	567
AVX	4,202	64
Badger Meter	2,900	156
Belden	10,663	569
Benchmark Electronics	7,900	230
CDW	2,800	345
Cognex	36,000	1,769
Coherent (1)	3,900	599
CTS	13,250	429
Dolby Laboratories, Class A	11,640	752
ePlus (1)	3,200	243
Fabrinet (1)	13,800	722
FARO Technologies (1)	5,500	266
I. D. Systems (1)(2)	10,800	59
II-VI (1)(2)	17,562	618
Insight Enterprises (1)	8,950	498
Itron (1)	3,500	259
Jabil	26,600	951
KEMET	34,200	622
Kimball Electronics (1)	6,517	95
Knowles (1)	9,300	189
Littelfuse	4,839	858
Methode Electronics	9,850	331
National Instruments	30,925	1,299
Novanta (1)	5,620	459
OSI Systems (1)	2,538	258
PC Connection	5,200	202
Plexus (1)	5,560	348
Rogers (1)	4,550	622
Sanmina (1)	15,800	507

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ScanSource (1)	7,000	214
SigmaTron International (1)	1,000	4
SYNNEX	4,600	519
Tech Data (1)	6,580	686
Trimble (1)	41,924	1,627
TTM Technologies (1)	21,050	257
Vishay Intertechnology	23,778	403
Vishay Precision Group (1)	9,383	307
Zebra Technologies, Class A (1)	8,325	1,718
		21,858
IT Services 3.3%
Black Knight (1)	22,052	1,347
Booz Allen Hamilton Holding	26,900	1,910
CACI International, Class A (1)	4,500	1,041
Conduent (1)	55,900	348
CoreLogic (1)	19,530	904
CSG Systems International	10,300	532
EPAM Systems (1)	10,900	1,987
Euronet Worldwide (1)	11,350	1,661
EVERTEC	3,000	94
ExlService Holdings (1)	5,800	388
Genpact	31,700	1,228
GoDaddy, Class A (1)	31,700	2,092
GTT Communications (1)(2)	16,900	159
Hackett Group	13,300	219
Internap (1)(2)	53,200	137
KBR	17,500	429
Kratos Defense & Security Solutions (1)(2)	24,600	457
LiveRamp Holdings (1)	18,500	795
MAXIMUS	10,600	819
MongoDB (1)(2)	4,561	550
Okta (1)	14,363	1,414
Perspecta	33,400	872
PRGX Global (1)	27,100	140
Sabre	51,800	1,160
Science Applications International	6,671	583

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Square, Class A (1)(2)	47,987	2,973
Sykes Enterprises (1)	10,740	329
TTEC Holdings	3,490	167
Twilio, Class A (1)(2)	18,800	2,067
Unisys (1)(2)	33,300	247
Virtusa (1)	3,700	133
WEX (1)	6,600	1,334
		28,516
Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries (1)	9,950	571
Amkor Technology (1)	14,120	128
Brooks Automation	20,600	763
Cabot Microelectronics	6,342	896
Cirrus Logic (1)	17,540	940
Cohu	24,700	334
Cree (1)(2)	15,200	745
CyberOptics (1)	5,000	72
Cypress Semiconductor	70,150	1,637
Diodes (1)	11,050	444
DSP Group (1)	21,490	303
Enphase Energy (1)(2)	5,100	113
Entegris	25,977	1,222
Everspin Technologies (1)(2)	10,200	63
First Solar (1)(2)	15,500	899
Impinj (1)	9,300	287
Inphi (1)	10,600	647
Kulicke & Soffa Industries	13,600	319
Lattice Semiconductor (1)	27,700	506
Marvell Technology Group	97,003	2,422
MaxLinear (1)	22,370	501
MKS Instruments	10,500	969
Monolithic Power Systems	6,564	1,022
Nanometrics (1)	10,100	329
NVE	2,900	192
ON Semiconductor (1)	66,160	1,271
PDF Solutions (1)	25,701	336

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Photronics (1)	37,660	410
Pixelworks (1)	15,200	56
Power Integrations	2,400	217
Semtech (1)	13,100	637
Silicon Laboratories (1)(2)	6,500	724
SolarEdge Technologies (1)	11,100	929
Synaptics (1)	6,275	251
Teradyne	29,900	1,731
Universal Display	8,400	1,410
Versum Materials	9,100	482
Xperi	9,100	188
		24,966
Software 8.3%
2U (1)(2)	16,300	265
8x8 (1)(2)	20,300	421
ACI Worldwide (1)	30,900	968
Agilysys (1)	8,652	222
Alarm. com Holdings (1)	12,800	597
Alteryx, Class A (1)(2)	5,191	558
Anaplan (1)	4,500	212
Appian (1)(2)	13,300	632
Aspen Technology (1)	14,500	1,785
Asure Software (1)(2)	44,400	298
Avalara (1)	3,769	254
Avaya Holdings (1)	20,500	210
Aware (1)	12,000	35
Benefitfocus (1)(2)	11,200	267
Blackbaud (2)	9,100	822
Blackline (1)	3,504	168
Bottomline Technologies (1)	9,700	382
Box, Class A (1)	20,600	341
CDK Global	29,600	1,423
Ceridian HCM Holding (1)(2)	14,201	701
Cloudera (1)(2)	44,600	395
CommVault Systems (1)	8,900	398
Cornerstone OnDemand (1)	12,700	696
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Coupa Software (1)	11,500	1,490
Dell Technologies, Class C (1)	31,597	1,639
DocuSign (1)(2)	22,700	1,406
Dropbox, Class A (1)	46,360	935
Envestnet (1)(2)	8,500	482
Everbridge (1)(2)	2,087	129
Fair Isaac (1)	3,785	1,149
FireEye (1)	27,600	368
Five9 (1)(2)	15,100	811
Guidewire Software (1)	17,700	1,865
HubSpot (1)	4,300	652
Instructure (1)(2)	15,200	589
j2 Global (2)	11,200	1,017
LivePerson (1)(2)	15,100	539
LogMeIn	8,600	610
Manhattan Associates (1)	12,340	995
MicroStrategy, Class A (1)	3,606	535
Mitek Systems (1)	40,900	395
MobileIron (1)	60,600	397
Monotype Imaging Holdings	13,500	267
NetSol Technologies (1)	6,000	33
New Relic (1)	13,200	811
Nuance Communications (1)	42,311	690
Nutanix, Class A (1)(2)	31,000	814
OneSpan (1)	28,100	407
Palo Alto Networks (1)	18,900	3,852
Paycom Software (1)	10,500	2,200
Paylocity Holding (1)	8,100	790
Pegasystems	11,600	789
Proofpoint (1)	10,300	1,329
PROS Holdings (1)	10,100	602
PTC (1)	21,500	1,466
Q2 Holdings (1)	8,900	702
Qualys (1)	2,600	196
Qumu (1)	15,350	51
Rapid7 (1)	2,100	95

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RealPage (1)	13,120	825
RingCentral, Class A (1)	9,779	1,229
ServiceNow (1)	31,600	8,022
Smartsheet, Class A (1)	7,100	256
Splunk (1)	29,000	3,418
SPS Commerce (1)	8,200	386
SS&C Technologies Holdings	47,100	2,429
Teradata (1)	18,651	578
TiVo	32,500	247
Trade Desk, Class A (1)(2)	6,300	1,182
Tyler Technologies (1)	7,600	1,995
Verint Systems (1)	13,300	569
VMware, Class A	12,425	1,864
Workday, Class A (1)	28,300	4,810
Zendesk (1)	22,300	1,625
Zoom Video Communications, Class A (1)(2)	1,900	145
		72,727
Technology Hardware, Storage & Peripherals 0.2%
3D Systems (1)(2)	12,650	103
Immersion (1)	24,200	185
Intevac (1)	15,600	82
NCR (1)	21,100	666
Pure Storage, Class A (1)	38,700	656
		1,692
Total Information Technology		156,241
MATERIALS 3.9%

Chemicals 1.8%
AgroFresh Solutions (1)	2,200	6
American Vanguard	5,066	79
Ashland Global Holdings	8,000	616
Axalta Coating Systems (1)	31,800	959
Balchem	6,500	645
Cabot	12,350	560
Chase	2,550	279
Chemours	32,500	486

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Element Solutions (1)	45,600	464
Ferro (1)	25,760	305
GCP Applied Technologies (1)	14,800	285
HB Fuller	7,540	351
Huntsman	44,700	1,040
Ingevity (1)	10,900	925
Innospec	1,900	169
Koppers Holdings (1)	4,300	126
Kraton (1)	7,800	252
Minerals Technologies	7,110	377
NewMarket	1,200	566
Olin	19,130	358
OMNOVA Solutions (1)	14,900	150
PolyOne	16,130	527
Quaker Chemical (2)	2,200	348
Rayonier Advanced Materials	20,456	89
RPM International	27,700	1,906
Schulman A. , CVR (1)	6,713	3
Scotts Miracle-Gro	7,100	723
Sensient Technologies (2)	7,380	507
Stepan	5,000	485
Tredegar	6,900	135
Trinseo	4,700	202
Valvoline	42,987	947
Westlake Chemical	6,142	402
WR Grace	8,200	547
		15,819
Construction Materials 0.2%
Eagle Materials	9,870	888
Summit Materials, Class A (1)	22,792	506
		1,394
Containers & Packaging 0.7%
AptarGroup	10,460	1,239
Berry Global Group (1)	24,600	966
Crown Holdings (1)	24,150	1,595
Graphic Packaging Holding	42,413	626
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Greif, Class A	4,900	186
Myers Industries	11,115	196
Owens-Illinois	12,600	129
Silgan Holdings	9,940	299
Sonoco Products	19,787	1,152
		6,388
Metals & Mining 1.0%
AK Steel Holding (1)(2)	25,300	57
Alcoa (1)	26,200	526
Allegheny Technologies (1)(2)	23,100	468
Carpenter Technology	8,200	424
Century Aluminum (1)	50,700	336
Cleveland-Cliffs (2)	56,200	406
Commercial Metals	27,700	481
Compass Minerals International	7,500	424
Gold Resource	105,600	322
Haynes International (2)	2,200	79
Hecla Mining (2)	204,200	359
Kaiser Aluminum	2,836	281
Materion	6,500	399
Olympic Steel	9,400	135
Reliance Steel & Aluminum	7,000	698
Royal Gold	8,550	1,054
Steel Dynamics	43,028	1,282
SunCoke Energy (1)(2)	28,800	162
TimkenSteel (1)	25,500	160
United States Steel (2)	41,100	475
Worthington Industries	10,963	395
		8,923
Paper & Forest Products 0.2%
Boise Cascade	9,200	300
Clearwater Paper (1)	9,388	198
Domtar	11,016	395
Louisiana-Pacific	24,500	602
PH Glatfelter	13,800	212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Verso, Class A (1)	16,700	207
		1,914
Total Materials		34,438
REAL ESTATE 9.1%
Equity Real Estate Investment Trusts 8.7%
Acadia Realty Trust, REIT	19,550	559
Agree Realty, REIT	13,000	951
Alexander & Baldwin, REIT	3,350	82
Alexander's, REIT	700	244
American Assets Trust, REIT	9,000	421
American Campus Communities, REIT	22,526	1,083
American Homes 4 Rent, Class A, REIT	60,400	1,564
Americold Realty Trust, REIT (2)	23,431	869
Apple Hospitality, REIT	26,700	443
Ashford Hospitality Trust, REIT	23,100	76
Bluerock Residential Growth, REIT	14,100	166
Brandywine Realty Trust, REIT	33,343	505
Brixmor Property Group, REIT	25,400	515
Camden Property Trust, REIT	14,700	1,632
CareTrust, REIT	15,200	357
Cedar Realty Trust, REIT	21,500	65
CIM Commercial Trust, REIT	94	1
City Office, REIT	34,100	491
Colony Capital, REIT	43,534	262
Columbia Property Trust, REIT	9,700	205
CoreCivic, REIT	21,291	368
CorEnergy Infrastructure Trust, REIT (2)	10,240	484
CoreSite Realty, REIT	8,400	1,024
Corporate Office Properties Trust, REIT	8,200	244
Cousins Properties, REIT	25,231	948
CubeSmart, REIT	47,000	1,640
CyrusOne, REIT	24,300	1,922
DiamondRock Hospitality, REIT	45,351	465
Douglas Emmett, REIT	28,200	1,208
EastGroup Properties, REIT	8,750	1,094

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Empire State Realty Trust, Class A, REIT	13,300	190
EPR Properties, REIT	14,680	1,128
Equity Commonwealth, REIT	22,176	760
Equity LifeStyle Properties, REIT	18,340	2,450
First Industrial Realty Trust, REIT	16,765	663
Franklin Street Properties, REIT	21,400	181
Gaming and Leisure Properties, REIT	46,657	1,784
GEO Group, REIT	17,266	299
Getty Realty, REIT	7,643	245
Gladstone Land, REIT (2)	32,000	381
Global Net Lease, REIT (2)	32,433	632
Global Self Storage, REIT	31,400	150
Healthcare Realty Trust, REIT	26,880	901
Healthcare Trust of America, Class A, REIT	35,473	1,042
Hersha Hospitality Trust, REIT	15,800	235
Highwoods Properties, REIT	15,713	706
Hudson Pacific Properties, REIT	13,800	462
Independence Realty Trust, REIT	10,300	147
Invitation Homes, REIT	59,868	1,773
JBG SMITH Properties, REIT	33,200	1,302
Kilroy Realty, REIT	18,520	1,443
Kite Realty Group Trust, REIT	35,100	567
Lamar Advertising, Class A, REIT	15,092	1,237
Lexington Realty Trust, REIT	30,329	311
Liberty Property Trust, REIT	29,933	1,536
Life Storage, REIT	12,100	1,275
LTC Properties, REIT	11,350	581
Mack-Cali Realty, REIT	5,034	109
Medical Properties Trust, REIT	50,100	980
Monmouth Real Estate Investment, REIT	39,700	572
National Health Investors, REIT (2)	4,020	331
National Retail Properties, REIT	25,130	1,417
Omega Healthcare Investors, REIT	45,250	1,891
Outfront Media, REIT	7,494	208
Paramount Group, REIT	56,858	759
Park Hotels & Resorts, REIT	44,900	1,121

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pebblebrook Hotel Trust, REIT (2)	26,580	739
Pennsylvania Real Estate Investment Trust, REIT (2)	72,431	414
Physicians Realty Trust, REIT	57,900	1,028
Piedmont Office Realty Trust, Class A, REIT	29,400	614
PotlatchDeltic, REIT (2)	9,459	389
Power, REIT (1)	7,138	72
PS Business Parks, REIT	5,200	946
QTS Realty Trust, Class A, REIT	10,500	540
Rayonier, REIT	32,351	912
Retail Opportunity Investments, REIT	43,500	793
Retail Properties of America, Class A, REIT	33,300	410
Retail Value, REIT	8,821	327
Rexford Industrial Realty, REIT	13,000	572
RLJ Lodging Trust, REIT	19,496	331
RPT Realty, REIT	46,300	627
Ryman Hospitality Properties, REIT	9,726	796
Sabra Health Care, REIT	19,146	440
Saul Centers, REIT	8,900	485
Senior Housing Properties Trust, REIT	29,014	269
Seritage Growth Properties, Class A, REIT (2)	12,100	514
Service Properties Trust, REIT (2)	20,550	530
SITE Centers, REIT	17,900	271
Spirit MTA, REIT	18,180	153
Spirit Realty Capital, REIT	10,160	486
STAG Industrial, REIT	21,900	646
STORE Capital, REIT	23,900	894
Summit Hotel Properties, REIT	24,500	284
Sun Communities, REIT	14,250	2,115
Sunstone Hotel Investors, REIT	36,974	508
Tanger Factory Outlet Centers, REIT (2)	12,680	196
Taubman Centers, REIT	10,700	437
Terreno Realty, REIT	16,200	828
UMH Properties, REIT	30,000	422
Uniti Group, REIT (2)	29,700	231
Universal Health Realty Income Trust, REIT	6,250	643
Urban Edge Properties, REIT	6,000	119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Urstadt Biddle Properties, Class A, REIT	13,700	325
VEREIT, REIT	110,140	1,077
VICI Properties, REIT (2)	57,200	1,296
Washington Prime Group, REIT (2)	69,759	289
Washington Real Estate Investment Trust, REIT	15,400	421
Weingarten Realty Investors, REIT	22,940	668
WP Carey, REIT	24,300	2,175
Xenia Hotels & Resorts, REIT	20,900	441
		76,330
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions (1)(2)	8,900	180
Forestar Group (1)(2)	921	17
FRP Holdings (1)	2,300	110
Howard Hughes (1)	6,000	777
Jones Lang LaSalle	9,310	1,295
Kennedy-Wilson Holdings	30,100	660
Newmark Group, Class A	16,004	145
Rafael Holdings, Class B (1)	5,221	109
RE/MAX Holdings, Class A	9,200	296
Realogy Holdings (2)	21,200	142
		3,731
Total Real Estate		80,061
UTILITIES 2.9%

Electric Utilities 0.9%
ALLETE	11,682	1,021
Avangrid	12,000	627
Genie Energy, Class B (2)	16,842	126
Hawaiian Electric Industries	27,800	1,268
IDACORP	9,710	1,094
MGE Energy	5,994	479
OGE Energy	30,400	1,380
Otter Tail	7,250	390
PNM Resources	18,219	949
Portland General Electric	8,400	473

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Spark Energy, Class A (2)	30,000	316
		8,123
Gas Utilities 0.9%
Chesapeake Utilities	7,600	724
National Fuel Gas (2)	11,430	536
New Jersey Resources	18,150	821
Northwest Natural Holding	9,990	713
ONE Gas	11,900	1,144
RGC Resources	12,879	377
South Jersey Industries	14,140	465
Southwest Gas Holdings	9,600	874
Spire	8,510	742
UGI	26,890	1,352
		7,748
Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy, Class C	20,100	367
Ormat Technologies	6,800	505
Pattern Energy Group, Class A	21,600	581
Vistra Energy	63,930	1,709
		3,162
Multi-Utilities 0.3%
Avista	12,890	624
Black Hills	5,340	410
MDU Resources	27,391	772
NorthWestern	9,700	728
Unitil	4,100	260
		2,794
Water Utilities 0.4%
American States Water	9,800	881
Aqua America	36,232	1,624
California Water Service Group	8,850	468
Connecticut Water Service	6,350	445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Middlesex Water	8,800	572
		3,990
Total Utilities		25,817
Total Common Stocks (Cost $544,574)		848,535
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 2.00% (4)(5)	28,118,612	28,119
		28,119
U. S. Treasury Obligations 0.2%
U. S. Treasury Bills, 2.149%, 11/7/19 (6)	1,700,000	1,697
		1,697

Total Short-Term Investments (Cost $29,815)		29,816
SECURITIES LENDING COLLATERAL 12.7%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 12.7%
Short-Term Funds 12.7%
T. Rowe Price Short-Term Fund, 2.07% (4)(5)	11,130,414	111,304
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		111,304
Total Securities Lending Collateral (Cost $111,304)		111,304

Total Investments in Securities 112.6%
(Cost $685,693)		$989,655
Other Assets Less Liabilities (12.6)%		(110,414)
Net Assets 100.0%		$879,241

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
(6)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR	Contingent Value Rights
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 308 Russell 2000 E-Mini Index contracts	12/19	23,485	$(880)
Long, 35 S&P MidCap 400 E-Mini Index contracts	12/19	6,783	(96)
Net payments (receipts) of variation margin to date			1,036

Variation margin receivable (payable) on open futures contracts			$60

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$495
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$495+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$27,124		¤	¤	$28,119
T. Rowe Price Short-Term
Fund	95,135		¤	¤	111,304
					$139,423^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $495 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $139,423.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy ; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$848,526	$ 3	$ 6	848,535
Short-Term Investments	28,119	1,697	—	29,816
Securities Lending Collateral	111,304	—	—	111,304
Total Securities	987,949	1,700	6	989,655
Futures Contracts	60	—	—	60
Total	$988,009	$ 1,700	$ 6	989,715

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $1,000 for the period ended September 30, 2019.

($000Ls)
	Beginning Balance	Gain (Loss) During	Ending Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$5	$1	$6